[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

April 20, 2026

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Amplify ETF Trust
File Nos.: 333-207937; 811-23108

Ladies and Gentlemen:

On behalf of the Amplify ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Amplify LQD Investment Grade 12% Target Income ETF, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 406, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on April 17, 2026.

If you have any questions or comments, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney